Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 238,973	$ 7,152
Less: allowance for expected credit loss
Accounts receivable, net	$ 238,973	$ 7,152